Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions

Note 3. Acquisitions

2011 Acquisitions

YSI Corporation

On September 1, 2011, we acquired 100% of the outstanding shares of YSI Incorporated (“YSI”) for a purchase price of $309 million, net of cash acquired. YSI, which reported 2010 revenue of $101 million, is a leading developer and manufacturer of sensors, instruments, software, and data collection platforms for environmental water monitoring. YSI employs 390 people at facilities in the United States, Europe and Asia. Our financial statements include YSI’s results of operations and cash flows prospectively from September 1, 2011 within the Water Infrastructure segment; however, the acquisition was not material to results of operations and accordingly, pro forma results of operations reflecting YSI’s results prior to acquisition have not been presented.

The purchase price for YSI was allocated to the net tangible and intangible assets acquired and liabilities assumed based on their fair values as of September 1, 2011. The excess of the purchase price over the assets acquired and liabilities assumed was recorded as goodwill. A charge in the amount of $3 million is included in selling, general and administrative expense related to acquisition-related costs.

The following table presents the allocation of the purchase price to the assets acquired and liabilities assumed, based on their fair values (in millions):

Purchase Price		$309

Assets acquired and liabilities assumed:
Accounts receivable	15
Inventory	15
Property, plant and equipment	9
Goodwill	190
Intangible assets	125
Other current and non-current assets	17
Other current and non-current liabilities	(62)

Net assets acquired		$309

Goodwill of $190 million arising from the acquisition consists largely of the planned expansion of YSI to new geographic markets, synergies and economies of scale. The goodwill related to this acquisition has been assigned to our Water Infrastructure segment and is not expected to be deductible for income tax purposes. In addition, of the $125 million that was allocated to intangible assets, $41 million was assigned to customer relationships and will be amortized on a straight line basis over the estimated useful life of 16 years; $35 million was assigned to proprietary technology and will be amortized on a straight line basis over the weighted average useful life of 16 years; and the remaining $49 million of acquired intangible assets was assigned to trademarks, which is not subject to amortization as they were determined to have indefinite useful lives.

2010 Acquisitions

During 2010, we spent an aggregate of approximately $1 billion, net of cash acquired, primarily on the acquisitions of Godwin Pumps of America, Inc. and Godwin Holdings Limited (collectively referred to as Godwin) and Nova Analytics Corporation (Nova). The results of operations and cash flows from our 2010 acquisitions have been included in our consolidated and combined financial statements prospectively from their date of acquisition. With the exception of Godwin, pro forma results of operations for acquisitions completed in 2010 and 2009 have not been presented because they are not significant, either individually or in the aggregate. Due to the significant nature of the Godwin acquisition, pro forma results of operations are presented below as if Godwin was acquired on January 1, 2009.

Godwin Pumps

On August 3, 2010, we acquired 100% of the privately held stock of Godwin for a purchase price of $580 million, net of cash acquired. Godwin is a supplier and servicer of automatic self-priming and on-demand pumping solutions serving the global industrial, construction, mining, municipal, oil and gas and dewatering markets.

The following table presents the allocation of the purchase price to the assets acquired and liabilities assumed, based on their fair values (in millions):

Purchase Price		$580

Assets acquired and liabilities assumed:
Accounts receivable	44
Inventory	56
Property, plant and equipment	82
Deferred income taxes	1
Goodwill	252
Intangible assets	167
Other current and non-current assets	7
Other current and non-current liabilities	(29)

Net assets acquired		$580

Goodwill of $252 million arising from the acquisition consists largely of the value expected to be obtained from the ability to be more competitive through the offering of a more complete dewatering pumps portfolio and from leveraging our current sales, distribution and service network. The goodwill related to this acquisition is recorded in the Water Infrastructure segment, a significant portion of which is expected to be deductible for income tax purposes. In addition, of the $167 million that was allocated to intangible assets, $107 million was assigned to customer relationships and will be amortized on a straight line basis over the estimated useful life of 10 years; $14 million was assigned to proprietary technology and will be amortized on a straight line basis over the weighted average useful life of 20 years; and the remaining $46 million of acquired intangible assets was assigned to trademarks, which is not subject to amortization as they were determined to have indefinite useful lives.

Godwin generated approximately $145 million and $26 million in revenue and pre-tax operating income, respectively, from January 1 through August 2, 2010. Subsequent to our acquisition of Godwin in August 2010, the revenue and expenses of Godwin have been included in our Consolidated and Combined Income Statements. Our 2010 results of operations include revenue and pre-tax operating income from Godwin of $125 million and $16 million, respectively. The following unaudited pro-forma information assumes that the acquisition of Godwin was completed as of January 1, 2009 (in millions):

2009	As Reported	Pre-Acquisition Godwin Operations (a)	Incremental Depreciation and Amortization Expense (b)	Transaction Costs (c)	Income Taxes (d)	Pro Forma
Revenue	$2,849	197				$3,046
Net income	263	50	(16)	—	(15)	282

2010	As Reported	Pre-Acquisition Godwin Operations (a)	Incremental Depreciation and Amortization Expense (b)	Transaction Costs (c)	Income Taxes (d)	Pro Forma
Revenue	$3,202	145				$3,347
Net income	329	25	(10)	3	(6)	341

(a)	Godwin recognized revenue of $197 million and $270 million during 2009 and 2010, respectively.
(b)	Incremental depreciation and amortization expense associated with the purchase price allocation to plant, property and equipment and finite-lived intangible assets recognized as a result of the acquisition.
(c)	Reflects the reversal of transaction costs directly related to the acquisition of Godwin.
(d)	Reflects income tax impact of pro-forma adjustments and change in income tax status of Godwin Pumps of America, Inc.

Nova Analytics

On March 23, 2010, we acquired 100% of the outstanding stock of Nova, for a purchase price of $385 million, net of cash acquired. Nova provides us with analytical instrumentation brands and technologies, which when combined within our Water Infrastructure segment, provide our customers the ability to procure, from a single source, a full suite of transport, treatment and testing products and solutions.

The following table presents the allocation of the purchase price to the assets acquired and liabilities assumed, based on their fair values (in millions):

Purchase Price		$385

Assets acquired and liabilities assumed:
Accounts receivable	16
Inventory	29
Property, plant and equipment	14
Goodwill	232
Intangible assets	164
Other current and non-current assets	6
Deferred income taxes	(53)
Other current and non-current liabilities	(23)

Net assets acquired		$385

Goodwill of $232 million arising from the acquisition consists largely of the planned expansion of the Nova footprint to new geographic markets, synergies and economies of scale. The goodwill related to this acquisition has been assigned to our Water Infrastructure segment and is not expected to be deductible for income tax purposes. In addition, of the $164 million that was allocated to intangible assets, $112 million was assigned to distributor relationships and will be amortized on a straight line basis over the estimated useful life of 20 years; $10 million was assigned to proprietary technology and will be amortized on a straight line basis over the weighted average useful life of 10 years; and the remaining $42 million of acquired intangible assets was assigned to trademarks, which is not subject to amortization as they were determined to have indefinite useful lives.

2009 Acquisitions

During 2009, we spent $33 million, net of cash acquired, on acquisitions that were not material individually or in the aggregate to our results of operations or financial position. The most significant of these acquisitions was Laing GmbH (Laing), which we acquired in May of 2009. Laing, a privately-held producer of energy-efficient circulator pumps primarily used in residential and commercial plumbing and heating, ventilating and air conditioning systems, was fully integrated into the Applied Water segment during 2009.